Group information (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Information About Subsidiaries of the Group
The consolidated financial statements of the Group include:

Name	Principal activities	Country of incorporation	% equity interest December 31, 2019	% equity interest December 31, 2018
Mereo BioPharma 1 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	U.K.	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	100	100
OncoMed Pharmaceuticals, Inc.	Pharmaceutical R&D	U.S.	100	—
Navi Subsidiary, Inc.	Pharmaceutical R&D	U.S.	100	—
Mereo US Holdings Inc.	Holding company	U.S.	100	100
Mereo MergerCo One Inc.	Holding company	U.S.	—	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	—	—